INTANGIBLE ASSETS, DEFERRED CHARGES (Tables)	9 Months Ended
Sep. 30, 2013
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of Finite-Lived Intangible Assets [Table Text Block]
		Useful life	September 30,	December 31,
		(years)	2013	2012
			Unaudited	Audited
a.	Impaired Cost:

	Acquired technology	5-10	$17,840	$15,517
	Customer relationship	4.5-9	4,438	4,172
	Trade name	3	415	415
	Existing contracts for maintenance	3	181	181

			22,874	20,285
	Accumulated amortization:

	Acquired technology		14,008	13,399
	Customer relationship		3,679	3,433
	Trade name		415	415
	Existing contracts for maintenance		181	181

			18,283	17,428

	Amortized cost		$4,591	$2,857

Schedule of Expected Amortization Expense [Table Text Block]
c.	Expected amortization expenses are as follows:

Year ending September 30,
2014	$1,355
2015	1,256
2016	988
2017	483
2018	509

$4,591